Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable | Credit Concentration Risk
Schedule of Concentration and Risks

Customers with a receivable balance exceeding 10% of the total accounts receivable balance, net of allowance for doubtful accounts, as of December 31, 2015 and 2016, are listed as follows:

	December 31, 2015	December 31, 2016
Customer A	31.8%	19.3%